UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance National Municipal Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 164.1%
Long-Term Municipal Bonds - 164.1%
Alabama - 6.0%
Huntsville Hlth Care Auth (Huntsville Hosp Sys) (Prerefunded)
Series 02B
5.75%, 6/01/32	$6,000	$6,522,540
Jefferson Cnty Ltd Oblig Sch Warrants
Series 04A
5.25%, 1/01/18 - 1/01/23	3,100	3,251,343
Jefferson Cnty Swr Rev (Capital Improvement Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	1,535	1,611,658
Jefferson Cnty Swr Rev (Prerefunded)
FGIC Series 99A
5.375%, 2/01/36	2,905	3,000,458
Jefferson Cnty Wtr & Swr Rev (Prerefunded)
FGIC Series 02B
5.00%, 2/01/41	2,465	2,590,395
Marshall Cnty Hlth Care Auth (Marshall Cnty Med Ctr)
Series 02A
5.75%, 1/01/32	2,500	2,592,600
Series 02D
5.75%, 1/01/32	3,000	3,103,920
Montgomery Spl Care Facs Fin Auth (Baptist Health)
Series 04C
5.125%, 11/15/24	1,500	1,522,185
Montgomery Spl Care Facs Fin Auth (Baptist Health) (Prerefunded)
Series 04C
5.25%, 11/15/29	1,810	1,949,243

		26,144,342

Alaska - 3.8%
Alaska Intl Arpt Rev
MBIA Series 03B
5.00%, 10/01/26	2,000	2,057,500

Alaska Muni Bond Bank Auth
MBIA Series 04G
5.00%, 2/15/22	1,585	1,646,672
Alaska Muni Bond Bank Auth (Prerefunded)
MBIA Series 03E
5.25%, 12/01/26	3,000	3,166,440
Alaska Municipal Bond Bank Auth
MBIA Series 04G
5.00%, 2/15/24 (a)	1,345	1,395,007
Anchorage Waste Wtr Rev
MBIA Series 04
5.125%, 5/01/29	3,050	3,263,927
Four Dam Pool Alaska
Series 04
5.25%, 7/01/25	2,195	2,256,306
Four Dam Pool Elec Rev
Series 04
5.00%, 7/01/24	1,035	1,054,324
5.25%, 7/01/26	1,385	1,415,512

		16,255,688

Arizona - 0.7%
Arizona Cap Facs Fin Corp Student Hsg Rev (Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	1,550	1,612,481
Phoenix Civic Impt Corp Waste Wtr Sys Rev
MBIA Series 04
5.00%, 7/01/23	1,250	1,304,062

		2,916,543

Arkansas - 0.8%
Arkansas Dev Fin Auth SFMR (Mtg Rev)
GNMA/ FNMA Series 02A
5.30%, 7/01/34	3,500	3,552,150

California - 9.6%
Burbank Redev Agy
FGIC Series 03
5.625%, 12/01/28	2,700	2,976,291
California GO
Series 04
5.00%, 2/01/33	1,100	1,122,825
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded)
Series 02A
5.375%, 5/01/22	2,000	2,156,700
California State GO
5.00%, 2/01/32	2,450	2,502,111

California State GO (Prerefunded)
5.25%, 4/01/30	980	1,041,417
California State GO (Unrefunded)
5.25%, 4/01/30	20	20,742
Chula Vista IDR (San Diego Gas)
Series 96A
5.30%, 7/01/21	4,000	4,199,200
Coachella Valley Unified Sch Dist
MBIA Series 03
5.00%, 9/01/31	1,000	1,027,900
Golden St Tobacco Securitization Corp. (Prerefunded)
RADIAN Series 03
5.50%, 6/01/43	2,250	2,434,702
XLCA Series 03B
5.50%, 6/01/33	3,000	3,246,270
Hartnell Comm College (Prerefunded)
MBIA Series 03A
5.00%, 8/01/27	1,155	1,229,313
La Quinta Fin Auth Loc Agy
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,121,080
Los Angeles Comnty Redev Agy
Series 04L
5.00%, 3/01/18	1,715	1,725,702
Los Angeles Regl Arpts (Laxfuel Corp) AMT
AMBAC Series 01
5.50%, 1/01/32	9,500	9,825,945
Pomona COP
AMBAC Series 03
5.50%, 6/01/34	3,000	3,246,450
San Rafael Elem Sch Dist
FSA Series 03A
5.00%, 8/01/28	2,820	2,897,663

		41,774,311

Colorado - 5.2%
Avon Hsg Auth MFHR (Buffalo Ridge II Proj) AMT
GNMA Series 02A
5.70%, 10/20/43	4,950	5,084,046
Colorado Ed & Cult Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	500	510,545
Colorado Hlth Facs Auth (Evangelical Lutheran Proj)
5.25%, 6/01/23	1,725	1,783,978
Colorado Hlth Facs Auth (Evangelical Lutheran)
5.25%, 6/01/19	700	726,488

Colorado Hlth Facs Auth (Parkview Med Ctr)
Series 04
5.00%, 9/01/25	2,560	2,577,229
Colorado Toll Rev (Hwy E-470) (Prerefunded)
Series 00
Zero Coupon, 9/01/35	10,000	1,347,700
Denver City & Cnty MFHR (Clyburn Stapleton Proj) AMT
GNMA Series 02
5.50%, 12/20/43	2,155	2,187,045
Northwest Metro Dist No. 3 GO
6.125%, 12/01/25	1,000	1,045,980
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax)
Series 05
5.25%, 12/01/25	3,000	3,089,010
5.50%, 12/01/30	890	921,853
Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,970	1,995,866
Todd Creek Farms Metro Dist No 1 Wtr Rev (Ref & Impt)
Series 04
6.125%, 12/01/19	1,180	1,228,061

		22,497,801

District Of Columbia - 2.9%
District of Columbia Conv Ctr AMBAC
5.00%, 10/01/26	8,500	8,815,690
District of Columbia Spl Tax Rev (Gallery Place Proj)
FSA Series 02
5.40%, 7/01/31	3,500	3,663,940

		12,479,630

Florida - 16.7%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	4,930	5,224,617
Brevard Cnty HFA SFMR (Mtg Rev) AMT
GNMA Series 02C
5.40%, 3/01/33	760	767,463
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	2,910	3,036,556
Series 02B
6.625%, 5/01/33	2,185	2,256,362

Dade Cnty Arpt Rev (Miami Int’l Arpt) AMT
FGIC Series 02
5.375%, 10/01/32	6,040	6,244,092
Florida Ed & Athletic Fac (FSU Finl Assist)
AMBAC Series 02
5.00%, 10/01/31	5,000	5,125,250
Florida Hsg Fin Corp MFHR (Westminster Apts) AMT
FSA Series 02E-1
5.40%, 4/01/42	3,000	3,049,140
Florida Hsg Fin Corp Rev MFHR (Westlake Apts) AMT
FSA Series 02-D1
5.40%, 3/01/42	8,780	8,914,597
Hamal CDD (Hamal) (Prerefunded)
Series 01
6.75%, 5/01/31	2,460	2,725,877
Lee Cnty Arpt Rev (Southwest Fl Intl) AMT
FSA Series 00A
5.75%, 10/01/22 - 10/01/25	9,500	9,968,605
Lee Cnty Hlth Facs Auth Rev (Shell Point) (Prerefunded)
Series 99A
5.50%, 11/15/29	6,170	6,453,573
Miami Beach Hlth Facs Auth (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	4,000	4,471,680
Miami-Dade Cnty Spl Oblig
MBIA Series 04B
5.00%, 4/01/24	4,000	4,141,720
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	2,500	2,660,525
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,325	1,374,104
Orange Cnty Hospital Rev (Orlando Regional) (Prerefunded)
Series 02
5.75%, 12/01/32	2,800	3,051,076
Pinellas Cnty HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02A
5.40%, 3/01/32	770	779,602

Univ of Central Florida Athletics Association, Inc.
FGIC Series 04A
5.125%, 10/01/24	1,325	1,380,902
Village CDD
Series 03A
6.00%, 5/01/22	780	825,037

		72,450,778

Georgia - 1.5%
Cartersville Dev Auth AMT (Anheuser Busch Proj)
Series 02
5.95%, 2/01/32	2,510	2,657,638
Georgia HFA SFMR (Mtg Rev) AMT
Series 02A-02
5.60%, 12/01/32	3,955	4,052,214

		6,709,852

Hawaii - 1.1%
Hawaii State Dept of Budget & Fin Spl Purp Rev (Elec Co & Subsidiary Prog)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,602,060

Illinois - 18.6%
Bolingbrook Go (Prerefunded)
FGIC Series 02A
5.375%, 1/01/38	5,000	5,300,200
Chicago Airport Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	5,066,356
Chicago Arpt Rev (O’Hare Int’l Arpt) AMT
MBIA
5.375%, 1/01/32	15,000	15,440,550
Chicago GO
FSA Series 04A
5.00%, 1/01/25	2,165	2,239,238
Chicago GO (Prerefunded)
FGIC Series 00C
5.50%, 1/01/40	9,135	9,640,714
Chicago GO (Unrefunded)
FGIC Series 00C
5.50%, 1/01/40	5,450	5,700,972
Chicago Hsg Agy SFMR (Mortgage Rev) AMT
GNMA/ FNMA Series 02B
6.00%, 10/01/33 (b)	545	556,216
Chicago IL Increment Allocation
7.46%, 2/15/26	1,900	2,014,266

Chicago Park Dist GO (Ltd Tax)
AMBAC Series 04A
5.00%, 1/01/25	2,585	2,695,250
Chicago Parking Rev (Lakefront Millenium) (Prerefunded)
MBIA Series 98
5.125%, 1/01/28	8,600	8,922,758
Chicago Sales Tax Rev
FGIC Series 98
5.25%, 1/01/28	5,710	5,878,502
Cook Cnty Sch Dist
FSA Series 04
5.00%, 12/01/20 (c)	2,000	2,047,840
Gilberts Special Service Area No 15 Spl Tax (Gilberts Town Ctr Proj)
Series 03
6.00%, 3/01/28	2,766	2,787,879
Hampshire IL Spl Svc Area 14
5.80%, 3/01/26	1,845	1,855,037
Illinois Fin Auth (Loyola Univ Chicago)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,546,996
Illinois Fin Auth Rev (Illinois Inst of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,249,912
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	1,875	1,912,725
Metropolitan Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	5,500	5,727,590

		80,583,001

Indiana - 4.4%
Hendricks Cnty Bldg Facs Corp (First Mtg)
Series 04
5.50%, 7/15/22	1,105	1,188,339
Hendricks Cnty Bldg Facs Corp.
Series 04
5.50%, 7/15/21	1,045	1,124,796
Indiana Bd Bk Rev
FSA Series 04B
5.00%, 2/01/21	1,100	1,141,965
Indiana Dev Fin Auth (Inland Steel)
Series 97
5.75%, 10/01/11	2,925	2,970,074

Indiana HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.55%, 7/01/32	1,990	2,024,885
Indianapolis Pub Impt Bond Bank (Prerefunded)
MBIA Series 2A
5.25%, 7/01/33	10,000	10,620,700

		19,070,759

Iowa - 0.2%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	260	266,271
Iowa Fin Auth SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.40%, 7/01/32	410	414,293

		680,564

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	1,395	1,405,504

Louisiana - 2.8%
Calcasieu Parish SFMR (Mtg Rev)
GNMA/ FNMA Series 02A
6.05%, 4/01/33 (b)	350	365,582
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax)
AMBAC Series A
5.25%, 7/15/16 - 7/15/17	4,020	4,249,350
Louisiana HFA SFMR (Mtg Rev) Amt
GNMA/ FNMA Series 02C
5.60%, 6/01/33 (b)	1,200	1,206,552
New Orleans GO
MBIA
5.25%, 12/01/20	1,000	1,061,530
MBIA Series 05
5.00%, 12/01/29	2,700	2,781,378
New Orleans Ltd. Tax
MBIA
5.00%, 3/01/18	2,285	2,390,430

		12,054,822

Massachusetts - 5.2%
Massachusetts Hlth & Ed Fac Hosp Rev (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	2,128,560

Massachusetts Hlth & Ed Fac Hosp Rev (Cape Cod Hlthcare) RADIAN Series 01C
5.25%, 11/15/31	2,100	2,175,453
Massachusetts Hlth & Ed Fac Hosp Rev (New England Med Ctr)
MBIA Series 94
7.375%, 7/01/18 (d)	5,000	5,011,300
Massachusetts Hsg Fin Agy (Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,819,483
Massachusetts Hsg Fin Agy MFHR (Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	540	567,081
Massachusetts State GO (Prerefunded)
Series 02C
5.25%, 11/01/30	10,000	10,624,300

		22,326,177

Michigan - 6.1%
Detroit Swr Disp
MBIA
5.25%, 7/01/22	5,000	5,359,000
Detroit Tax Increment (Diamler/Chrysler Assembly Plant)
Series 98A
5.50%, 5/01/21	1,605	1,604,390
Kent Hosp Fin Auth (Metropolitan Hospital Proj)
Series 05A
5.75%, 7/01/25	1,080	1,130,188
Michigan Hosp Fin Auth (Trinity Health)
Series 00A
6.00%, 12/01/27	3,000	3,192,000
Michigan Strategic Fund (Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	5,000	5,243,400
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Ref
Series 05
5.125%, 11/01/23	2,140	2,122,366
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	7,185	7,666,180

		26,317,524

Minnesota - 0.5%
Shakopee Hlth Care Facs (St Francis Regl Med Center)
Series 04
5.10%, 9/01/25	1,200	1,220,616
St. Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj)
Series 05
6.00%, 11/15/25	1,000	1,082,130

		2,302,746

Mississippi - 1.2%
Adams Cnty Poll Ctl Rev (International Paper Co) AMT
Series 99
6.25%, 9/01/23	1,000	1,038,750
Gulfport Hosp Fac Rev (Mem Hosp at Gulfport Proj)
Series 01A
5.75%, 7/01/31	4,000	4,076,760

		5,115,510

Missouri - 0.4%
Missouri SFMR (Mortgage Rev) AMT
GNMA/ FNMA Series 02A-1
5.58%, 9/01/32 (b)	1,200	1,239,120
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	605,022

		1,844,142

Nevada - 11.6%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,766,176
Clark Cnty Arpt Rev (Prerefunded)
FGIC Series 01B
5.25%, 7/01/34	11,920	12,528,993
Nevada Dept Bus & Ind (Las Vegas Monorail Proj)
AMBAC Series 00
5.625%, 1/01/32	11,720	12,335,651
Reno Cap Improvement Rev (Prerefunded)
FGIC Series 02
5.375%, 6/01/32	4,710	5,017,045
Reno Cap Improvement Rev Unrefunded
FGIC Series 02
5.375%, 6/01/32	2,790	2,935,471
Truckee Meadows Wtr Auth (Prerefunded)
FSA Series 01A
5.25%, 7/01/34	12,000	12,613,080

		50,196,416

New Hampshire - 1.2%
New Hampshire Hlth & Ed Fac Hosp Rev (Covenant Med Ctr)
Series 02
6.125%, 7/01/31	4,200	4,475,142
New Hampshire Hlth & Ed Facs (Covenant Hlth)
Series 04
5.375%, 7/01/24	820	851,324

		5,326,466

New Jersey - 2.9%
Morris-Union Jointure Commn COP
RADIAN Series 04
5.00%, 5/01/24	7,185	7,355,859
New Jersey Eco Dev Auth (Sch Facs Constr)
Series 05
5.25%, 3/01/25	500	530,090
New Jersey St Ed Facs Auth (Prerefunded)
AMBAC Series 02A
5.25%, 9/01/21	4,200	4,468,716

		12,354,665

New Mexico - 1.4%
Dona Ana Cnty Tax Rev
AMBAC Series 03
5.25%, 5/01/25	500	524,435
Univ of New Mexico
FSA Series 04
5.00%, 1/01/24 - 7/01/24	5,430	5,595,995

		6,120,430

New York - 1.4%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj)
FSA
5.75%, 5/01/24	810	888,999
New York City GO
Series 04G
5.00%, 12/01/23	1,600	1,659,488
Series 04I
5.00%, 8/01/21	3,300	3,426,126
New York State HFA (Eco Dev & Hsg)
FGIC Series 05A
5.00%, 9/15/25	300	312,909

		6,287,522

North Carolina - 1.6%
Charlotte NC Arpt Rev
MBIA Series 04A
5.25%, 7/01/24	2,895	3,063,142

North Carolina Eastern Municipal Pwr Agy Pwr Sys Rev
AMBAC Series 05A
5.25%, 1/01/20	3,500	3,747,765

		6,810,907

North Dakota - 1.1%
North Dakota HFA SFMR (Mtg Rev) AMT
Series 02
5.65%, 1/01/34	1,115	1,134,936
North Dakota Hsg Fin Agy SFMR (Mortgage Rev) AMT
Series 98E
5.25%, 1/01/30	1,630	1,639,422
Ward Cnty ND Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	2,075	2,109,280

		4,883,638

Ohio - 4.0%
Cleveland Cuyahoga Port Auth
Series 01
7.35%, 12/01/31	5,000	5,328,800
Cuyahoga Cnty Hosp Facs Rev (University Hosp Hlth)
Series 00
7.50%, 1/01/30	2,400	2,601,672
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/22 - 6/15/24	5,210	5,293,752
Ohio Hsg Fin Agy MFHR (Mortgage Rev) AMT
GNMA Series 97
6.15%, 3/01/29	2,295	2,327,337
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT
Series 04A
7.125%, 8/01/25	1,840	1,937,207

		17,488,768

Oregon - 1.1%
Forest Grove Rev (Ref & Campus Impt Pacific Proj A)
RADIAN Series 05A
5.00%, 5/01/28	4,760	4,876,287

Pennsylvania - 4.8%
Alleghany Cnty IDA (Residential Reserves Inc Proj)
5.00%, 9/01/21	500	501,210

Allegheny Cnty PA Hosp (West Pennsylvania Hlth Sys)
5.00%, 11/15/28	4,800	4,472,256
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	875	913,579
Pennsylvania Eco Dev Auth (30th St Station ) AMT
ACA Series 02
5.875%, 6/01/33	4,100	4,336,611
Pennsylvania Trpk Transp Rev (Prerefunded)
AMBAC Series 01
5.00%, 7/15/41	2,000	2,104,460
Philadelphia Auth IDR (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	1,149,436
Philadelphia Gas Wks Rev
ASSURED GTY Series 04A-1
5.25%, 9/01/19 - 8/01/21	3,045	3,214,943
Philadelphia Hosp Rev (Temple Univ Hosp)
Series 93A
6.625%, 11/15/23	3,000	3,006,870
Wilkes-barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,008,068

		20,707,433

Puerto Rico - 1.4%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	2,625	2,781,949
Series 01A
5.50%, 7/01/19	1,705	1,869,055
Series 03A
5.25%, 7/01/23	500	522,950
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	1,000	1,049,220

		6,223,174

Rhode Island - 1.6%
Rhode Island Hlth & Ed Bldg Corp Rev (Times2 Academy)
Series 04
5.00%, 12/15/24	5,845	5,902,047
Rhode Island Hlth & Ed Bldg Corp Rev (Univ of Rhode Island)
AMBAC Series 04A
5.50%, 9/15/24	1,000	1,083,680

		6,985,727

South Carolina - 2.5%
Charleston Cnty Sch Dist
5.25%, 12/01/30	2,000	2,094,600
Dorchester Cnty Sch Dist No 2 ASSURED GTY
5.00%, 12/01/29	1,600	1,650,448
Newberry Investing In Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	5,450	5,606,687
Series 05
5.00%, 12/01/30	550	555,187
Scago Edl Facs Corp For Sch RADIAN
5.00%, 12/01/21	1,000	1,030,760

		10,937,682

Tennessee - 3.2%
Johnson City Hlth & Ed Facs Hosp Rev (First Mtg - MTN Sts Hlth)
Series 06A
5.50%, 7/01/31	2,140	2,219,201
Sullivan Cnty Hlth Ed
5.00%, 9/01/22	1,760	1,750,725
Sullivan Cnty Tenn Hlth Ed (Wellmont Health Sys Proj)
5.25%, 9/01/26	725	731,743
Tenn Ed Loan Rev (Educational Funding of South) AMT
Series 97A
6.20%, 12/01/21	8,985	9,028,847

		13,730,516

Texas - 23.0%
Bexar Cnty Hlth Fac Dev Corp Rev
5.00%, 7/01/27	525	516,527
Bexar Cnty Hsg Fin Corp MFHR (Doral Club & Sutton House Apts)
MBIA Series 01A
5.55%, 10/01/36	14,815	15,320,784
Burelson ISD GO
5.00%, 8/01/24 - 8/01/27	6,210	6,484,949
Dallas Airport Rev (Fort Worth Intl Airport) AMT
MBIA Series 03A
5.25%, 11/01/25	2,000	2,070,820
Dallas-Fort Worth Airport Rev (Int’l Airport)
FGIC Series 01
5.50%, 11/01/35	6,500	6,725,290
Frisco TX GO
FGIC
5.00%, 2/15/23	3,220	3,358,492

Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	865	915,326
Gulf Coast Waste Disp Auth (Anheuser-Busch Proj) AMT
Series 02
5.90%, 4/01/36	9,000	9,469,800
Harris Cnty (Flood Ctl)
Series 03B
5.00%, 10/01/23	4,000	4,136,800
Harris Cnty Toll Road Rev
FSA Series 02
5.125%, 8/15/32	7,500	7,923,150
Hidalgo Cnty Hlth Svcs (Mission Hosp Inc Proj)
Series 05
5.00%, 8/15/14 - 8/15/19	1,090	1,092,259
Houston (Northeast Wtr Purification Proj)
FGIC Series 02
5.125%, 3/01/32	7,000	7,362,110
Lewisville Combination Contract (Spl Assmt Cap Impt Dist No 2)
ACA Series 05
6.00%, 10/01/25	1,100	1,192,048
Lower Colorado River Auth (Prerefunded)
AMBAC Series 03
5.25%, 5/15/25	125	133,521
MBIA Series 02A
5.00%, 5/15/31	10	10,553
Lower Colorado River Auth (Unrefunded)
MBIA
5.00%, 5/15/31	1,490	1,531,288
Lower Colorado River Authority (Unrefunded)
AMBAC Series 03
5.25%, 5/15/25	1,675	1,765,249
Matagorda Cnty Rev (Centerpoint Energy Houston Electric LLC)
Series 04
5.60%, 3/01/27	2,000	2,049,360
Mc Allen Wtr & Swr Rev
FSA
5.25%, 2/01/21 - 2/01/22	3,215	3,411,028

Richardson Hosp Auth Rev (Richardson Regional Med Ctr)
FSA Series 04
5.875%, 12/01/24	3,465	3,669,816
Series 04
6.00%, 12/01/19	2,745	2,935,064
San Antonio Arpt Rev AMT
FGIC Series 02A
5.25%, 7/01/27	5,250	5,402,933
Seguin High Ed Fac Rev (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/33	1,250	1,260,225
Seguin Higher Ed Auth (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/28	1,000	1,011,740
Texas State GO AMT
Series 02A
5.50%, 8/01/41	9,470	9,932,515

		99,681,647

Utah - 1.2%
Davis Cnty Sales Tax Rev
AMBAC Series 03B
5.25%, 10/01/23	2,005	2,109,441
Salt Lake City Wtr Rev
AMBAC Series 04
5.00%, 7/01/23	1,500	1,555,785
Utah Hsg Corp MFHR (Bluffs Apts Proj) AMT
GNMA Series 02A
5.60%, 7/20/30	1,480	1,534,286

		5,199,512

Virginia - 2.4%
Fauquier Cnty IDA Hosp Rev (Fauquier Hospital) Asset Gty
RADIAN Series 02
5.25%, 10/01/31	8,500	8,780,925
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded)
Series 98B
Zero Coupon, 8/15/15	2,250	1,489,455

		10,270,380

Washington - 3.4%
King Cnty Swr Rev
FSA Series 02A
5.25%, 1/01/32	3,000	3,099,900
Seattle Hsg Auth Rev MFHR (Wisteria Ct Proj)
GNMA Series 03
5.20%, 10/20/28	1,475	1,520,607
Twenty-Fifth Ave Pptys (University of Washington)
MBIA Series 02
5.25%, 6/01/33	9,750	10,102,073

		14,722,580

Wisconsin - 6.3%
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence Proj)
FHLB Series 05
5.00%, 7/01/25	1,000	1,003,850
Series 05
5.00%, 7/01/20	1,785	1,822,324
Wisconsin Hlth & Ed Fac Hosp Rev (Ministry Hlth Care)
MBIA Series 02A
5.25%, 2/15/32	13,615	14,157,286
Wisconsin Hsg Auth SFMR (Mtg Rev) AMT
MBIA
5.60%, 5/01/33	4,885	5,029,889
Series 02A
5.50%, 9/01/32	1,590	1,591,145
Wisconsin State GO
Series 03
5.00%, 11/01/26	3,700	3,767,229

		27,371,723

Total Investments - 164.1% (cost $685,740,691)		711,259,377
Other assets less liabilities - 1.7%		7,086,445
Preferred Stock at redemption value - (65.8)%		(285,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$433,345,822

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$900	6/01/12	BMA	3.628%	$(129)
Citigroup	9,200	11/10/26	3.884%	BMA	307,077
JP Morgan Chase	25,600	11/10/11	BMA	3.482%	(125,918)
Merrill Lynch	990	2/12/12	BMA	3.548%	(2,845)
Merrill Lynch	$3,000	7/30/26	4.090%	BMA	$21,734
Merrill Lynch	6,500	8/09/26	4.063%	BMA	73,449
Merrill Lynch	7,100	11/15/26	4.378%	BMA	(184,311)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Variable rate coupon, rate shown as of July 31, 2007.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
BMA	-	Bond Market Association
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
MTN	-	Medium Term Note
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 24, 2007